UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):   [   ] is a restatement.
				           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Keating Investment Counselors, Inc.
Address:	777 East Atlantic Ave., Suite 303
		Delray Beach, FL  33483

13F File Number:

The institutional investment manager filing this report and the person by whom is it signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Linda F. Sierra
Title:		Vice President
Phone:		561  278-7862

Signature, Place and Date of Signing:

Linda F. Sierra	Delray Beach, FL	February 12, 2001

Report Type (Check only one):

[  x ]	13F HOLDING REPORT.

[    ]	13F NOTICE.

[    ] 	13F COMBINATION REPORT.

List of Other Managers report for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:


List of Other Included Managers:

  No.  13F File Number	Name